UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,504,680
Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,966,955
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,441,641
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	4,000	3,848,440
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.289%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,381,847
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.565%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,351,079
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,997,270
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.586%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,501,970
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.469%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,000,845
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,955,192
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class D, 8.288%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,919,455
Series 2018-1A, Class E, 10.938%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,000	2,800,335
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.186%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,499,900
Series 2018-1A, Class C, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,443,625
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.536%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,620,600
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.279%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,471,205
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,345,445
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,502,513
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	1,250	1,255,481
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	$1,750	$ 1,757,921
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,008,664
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.491%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,501,532
Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,449,782
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.669%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,483,461
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,441,254
Series 2018-1A, Class D, 8.641%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,442,440
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,829,416
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	980,969
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,946,033
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,955,000
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.411%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,485,743
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,978,702
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,573,220
Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,575,823
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,777,636
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,444,677
Series 2017-1A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,204,350

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 8.49%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 2,964,834
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,701,875
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,468,268
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,968,750
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,407,106
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.09%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,504,097
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,479,825
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	984,560
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,104,841
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,970,388
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,451,039
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,969,790
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,235,961
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,003,442
CIFC Funding Ltd., Series 2022-4A, Class D, 8.878%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,754,998
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.44%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,468,382
Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,871,134
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,880,890
Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,164,014
Series 2016-42A, Class DR, 8.52%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,487,423
Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,311,444
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,267,053
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,253,823
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.395%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,507,357
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,960,532
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,004,415
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,992,268
Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,727,978
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,450	1,454,598
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,508,510
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,951,146
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.679%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,504,072
Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,283
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.186%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,955,552
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	1,003,245
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,208,822
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	500,819
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,958
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,328,521
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,005,212
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,002,878
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,241,879
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.09%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	952,731

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.69%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	$2,500	$ 2,504,845
Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,695,815
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.785%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,505,320
Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,972,744
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.085%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,852,443
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,505,679
Series 2016-1A, Class DR, 11.486%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,099,173
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.786%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,493,255
Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,295,351
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.736%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,433,613
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,921,092
Series 2016-3A, Class CR, 8.839%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,969,078
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,322,622
Series 2018-2A, Class E, 10.84%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,297,605
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	2,002,116
Series 2015-1A, Class DR, 11.086%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,469,478
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 9.086%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,171,381
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	898,904
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	996,488
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,997,284
Total Asset-Backed Securities (identified cost $252,088,878)		$ 248,471,740

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(4)(5)(6)	3,812,783	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International LLC(5)(6)	168,954	865,889
Phoenix Services International LLC(5)(6)	15,415	79,002
		$ 5,647,841
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 1,419,587
		$ 1,419,587
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 321,220
		$ 321,220
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,546,551
		$ 1,546,551
Health Care — 0.1%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Envision Parent, Inc.(5)(6)	778,264	5,496,490
		$ 5,496,490
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 9,554,897
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 9,554,897
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 241,788
		$ 241,788

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)(6)	141,193	$ 11,736,668
		$ 11,736,668
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,021,601
McDermott International Ltd.(5)(6)	1,013,850	255,186
		$ 1,276,787
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class E(5)(6)	8,008	4,084
Mallinckrodt International Finance SA(5)(6)	250,308	13,203,747
		$ 13,224,167
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 3,704
		$ 3,704
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings LLC, Class A(6)	149,459	$ 411,012
		$ 411,012
Total Common Stocks (identified cost $97,591,740)		$ 50,880,712

Corporate Bonds — 9.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	$ 3,192,460
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)		17,000	$ 17,131,740
			$ 20,324,200
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)		8,117	$ 8,029,975
5.75%, 4/20/29(1)		12,875	12,444,495
United Airlines, Inc.:
4.375%, 4/15/26(1)		4,625	4,452,970
4.625%, 4/15/29(1)		4,625	4,267,207
			$ 29,194,647
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)		2,175	$ 2,199,569
Clarios Global LP, 6.75%, 5/15/25(1)		1,890	1,892,433
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		3,893	3,891,883
			$ 7,983,885
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		4,075	$ 4,049,538
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	881,841
			$ 4,931,379
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		853	$ 851,611
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		4,475	4,019,032
4.625%, 6/1/28(1)		15,725	14,142,112
			$ 19,012,755
Chemicals — 0.5%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,310,231
7.50%, 4/15/29(1)		7,425	7,468,815
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,434,824
7.125%, 10/1/27(1)		925	937,732
9.75%, 11/15/28(1)		8,600	9,136,370
			$ 27,287,972

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Commercial Services — 0.4%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	15,300	$ 14,455,834
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	5,250	5,341,589
		$ 19,797,423
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	5,150	$ 4,783,246
4.375%, 10/15/28(1)	6,625	6,103,805
		$ 10,887,051
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	8,075	$ 7,824,889
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	2,925	3,015,909
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,594,511
		$ 15,435,309
Diversified Telecommunication Services — 0.7%
Altice France SA:
5.125%, 1/15/29(1)	1,300	$ 850,656
5.125%, 7/15/29(1)	28,050	18,311,475
5.50%, 10/15/29(1)	6,455	4,232,994
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,225	11,302,940
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,490,415
		$ 40,188,480
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,333,751
		$ 8,333,751
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,228,801
		$ 5,228,801
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$ 16,750,458
		$ 16,750,458
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	1,175	$ 1,203,240
		$ 1,203,240
Security	Principal Amount* (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	3,925	$ 3,869,768
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,885,935
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,073,132
		$ 6,828,835
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	22,800	$ 20,448,090
Tenet Healthcare Corp., 4.25%, 6/1/29	7,950	7,289,005
		$ 27,737,095
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 31,635,971
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,125,000
		$ 33,760,971
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	14,212	$ 13,745,513
		$ 13,745,513
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 653,525
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,782,826
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	27,325	27,484,200
		$ 33,920,551
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,859,331
		$ 13,859,331
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,271,843
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,000	21,507,078
		$ 24,778,921
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	$ 12,442,437
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,847,043
		$ 19,289,480

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,823,150
5.25%, 8/15/27(1)	2,125	1,560,950
6.375%, 5/1/26	2,896	2,449,792
Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	7,946,110
		$ 13,780,002
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,522,051
		$ 10,522,051
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,785,296
		$ 4,785,296
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	6,393	$ 6,308,352
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	6,245,003
		$ 12,553,355
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 14,106,789
		$ 14,106,789
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,201,062
		$ 1,201,062
Software — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,232,739
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	13,096,667
GoTo Group, Inc.:
5.50%, 5/1/28(1)	4,842	4,143,300
5.50%, 5/1/28(1)	4,842	3,250,498
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,869,905
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,462,153
		$ 37,055,262
Security	Principal Amount* (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,391,095
		$ 10,391,095
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,075	$ 5,079,799
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	5,550	4,538,788
		$ 9,618,587
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27	6,327	$ 6,141,837
		$ 6,141,837
Total Corporate Bonds (identified cost $553,255,645)		$ 520,635,384

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,883,480
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,883,480

Senior Floating-Rate Loans — 81.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Aernnova Aerospace SAU:
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	$ 1,268,798
Term Loan, 6.952%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,948,311
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		24,068	24,207,950
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		9,280	9,333,963
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,330,664
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28		9,252	9,310,475
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30		27,474	27,627,260
			$ 82,027,421

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28		22,100	$ 23,015,382
			$ 23,015,382
Apparel & Luxury Goods — 0.5%
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27		12,060	$ 12,089,787
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		4,529	4,540,573
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(9)		1,600	1,609,000
Term Loan, 7.929%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	3,825	4,085,443
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31		7,425	7,466,766
			$ 29,791,569
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		6,473	$ 6,509,229
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28		20,474	20,598,327
Clarios Global LP, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,647,090
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,454,765
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	7,303	7,712,382
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		9,319	9,264,739
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28		6,714	6,747,857
LSF12 Badger Bidco LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30		3,092	3,111,577
LTI Holdings, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26		7,007	6,941,132
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28		11,450	11,383,465
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28		7,125	7,104,216
			$ 100,474,779
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31		17,028	$ 17,054,857
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		14,817	14,900,278
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		2,130	2,146,838
			$ 34,101,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.7%
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		6,994	$ 6,434,269
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28		4,781	4,768,985
Term Loan - Second Lien, 10.59%, (SOFR + 5.00%), 9.09% cash, 1.50% PIK, 4/5/28		7,744	5,652,953
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28		21,049	20,982,922
			$ 37,839,129
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26		18,084	$ 18,174,703
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28		4,712	4,688,596
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27		4,417	4,327,220
			$ 27,190,519
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28		6,025	$ 5,917,178
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29		5,589	5,604,695
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29		5,797	5,605,684
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31		12,400	12,471,300
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29		1,590	1,598,245
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28		3,788	3,802,109
			$ 34,999,211
Capital Markets — 4.1%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		22,170	$ 22,317,739
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		6,188	6,177,910
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		26,992	27,157,280
CeramTec AcquiCo GmbH, Term Loan, 7.452%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,620,729
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		8,134	8,173,104
Edelman Financial Center LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28		18,804	18,834,104
Term Loan - Second Lien, 7/20/26(10)		3,300	3,319,153

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		2,844	$ 2,841,723
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		12,754	12,805,430
Focus Financial Partners LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		9,827	9,827,544
Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28		28,395	28,424,855
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		9,825	9,831,141
Guggenheim Partners LLC, Term Loan, 8.552%, (SOFR + 3.25%), 12/12/29		19,133	19,255,000
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		2,661	2,677,986
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 3/22/31		6,275	6,313,240
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		10,729	10,746,859
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28		13,383	13,399,736
Press Ganey Holdings, Inc., Term Loan, 4/24/31(10)		6,200	6,188,375
Victory Capital Holdings, Inc., Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28		6,839	6,843,198
			$ 228,755,106
Chemicals — 4.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		16,873	$ 16,937,107
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		14,714	12,488,403
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28		8,623	8,629,362
Flint Group Midco Ltd., Term Loan, 10.588%, (SOFR + 5.26%), 9.838% cash, 0.75% PIK, 12/31/26		5,001	4,790,576
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.892%, (3 mo. EURIBOR + 5.00%), 8.142% cash, 0.75% PIK, 12/31/26	EUR	1,552	1,586,565
Term Loan, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	792	699,802
Term Loan - Second Lien, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	1,055	175,651
Flint Group Topco Ltd.:
Term Loan, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		2,586	2,140,290
Term Loan - Second Lien, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		3,391	528,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		4,571	$ 4,579,945
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28		5,631	5,655,980
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(11)		9,344	9,221,051
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,115,625
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		10,898	10,938,554
INEOS Finance PLC:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,460,093
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,639,287
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,290	1,378,295
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,496,606
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		4,963	4,959,399
INEOS U.S. Finance LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		20,549	20,613,285
Term Loan, 9.066%, (SOFR + 3.75%), 2/7/31		5,275	5,298,078
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		2,624	2,631,229
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		5,586	5,374,782
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,395,280
Lonza Group AG:
Term Loan, 7.827%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,595,287
Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		10,712	10,293,543
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		21,477	21,382,923
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		3,927	3,940,057
Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		5,317	5,341,896
Orion Engineered Carbons GmbH, Term Loan, 6.302%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,318,159
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,011,840
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	10,800	10,927,867
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		13,712	12,957,530
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		8,437	7,825,626

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC:
Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(11)		11,570	$ 11,583,144
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29		3,602	3,612,193
Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		5,062	5,079,185
			$ 244,603,468
Commercial Services & Supplies — 1.6%
Albion Financing 3 SARL:
Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		3,444	$ 3,467,885
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		3,490	3,511,561
Belfor Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/1/30		6,176	6,202,344
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		16,227	16,313,222
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	3,436,092
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		16,373	12,738,702
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		4,259	4,282,451
Harsco Corp., Term Loan, 7.68%, (SOFR + 2.25%), 3/10/28		881	880,020
Heritage-Crystal Clean, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 10/17/30		7,307	7,335,227
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		12,281	12,265,368
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		2,063	1,928,567
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		2,450	2,460,001
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		4,638	4,661,567
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		8,356	8,048,859
			$ 87,531,866
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		20,517	$ 20,547,124
Term Loan, 7.819%, (SOFR + 2.50%), 4/14/31		5,394	5,404,882
U.S. Silica Co., Term Loan, 9.316%, (SOFR + 4.00%), 3/25/30		3,242	3,247,887
			$ 29,199,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		4,133	$ 4,161,087
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,141,799
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		11,475	11,529,988
			$ 21,832,874
Containers & Packaging — 1.1%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(11)		2,887	$ 2,891,980
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		12,892	12,960,111
Kouti BV, Term Loan, 7.127%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	24,250	25,636,992
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		2,480	2,196,061
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		6,675	4,113,469
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(11)		11,795	11,851,961
			$ 59,650,574
Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		8,350	$ 8,426,979
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	14,275	15,294,646
Phillips Feed Service, Inc., Term Loan, 12.416%, (SOFR + 7.00%), 11/13/24(4)		468	327,738
Rubix Group Midco 3 Ltd., Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,500	1,607,090
Winterfell Financing SARL, Term Loan, 8.898%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,103,275
			$ 27,759,728
Diversified Consumer Services — 1.1%
Ascend Learning LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		6,735	$ 6,720,691
Term Loan - Second Lien, 12/10/29(10)		3,500	3,449,250
Belron Finance U.S. LLC, Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		7,590	7,612,391
FrontDoor, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/17/28		851	850,538
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30		16,250	16,314,176

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		10,737	$ 10,511,450
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30		3,716	3,735,659
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31		12,150	12,241,125
			$ 61,435,280
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,336,067
			$ 9,336,067
Diversified Telecommunication Services — 0.7%
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25		9,639	$ 8,771,597
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		7,560	4,536,264
Level 3 Financing, Inc.:
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/29		6,175	6,086,533
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/30		6,175	6,060,801
Lumen Technologies, Inc.:
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/29		9,635	6,953,971
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/30		9,635	6,744,412
Virgin Media Bristol LLC, Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28		2,563	2,518,456
			$ 41,672,034
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31		31,492	$ 31,550,182
			$ 31,550,182
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28		11,200	$ 11,233,600
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		12,751	12,081,675
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29		381	382,112
Minimax Viking GmbH, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,469	3,727,421
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		1,722	1,727,165
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24		5,698	5,555,647
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw U.S. Holding Corp.: (continued)
Term Loan, 0.00%, 2/28/27(12)	3	$ 3,223
Term Loan, 0.00%, 2/28/27(12)	18,216	17,760,174
Term Loan - Second Lien, 0.00%, 2/28/27(12)	16,894	9,291,684
TTM Technologies, Inc., Term Loan, 8.077%, (SOFR + 2.75%), 5/30/30	5,186	5,195,536
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	14,540	13,202,383
		$ 80,160,620
Energy Equipment & Services — 0.8%
Ameriforge Group, Inc.:
Term Loan, 12.088%, (SOFR + 8.00%), 12/29/23(4)(9)	3,251	$ 2,633,237
Term Loan, 20.50%, (U.S. (Fed) Prime Rate + 12.00%), 12/29/23(4)	25,469	20,632,228
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	4,863	4,893,205
Lealand Finance Co. BV:
Term Loan, 3.63%, 6/28/24(9)	9,039	6,011,181
Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	2,557	929,951
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31	10,350	10,399,597
		$ 45,499,399
Engineering & Construction — 0.8%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28	15,687	$ 15,792,575
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	495	495,456
APi Group DE, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 1/3/29	10,603	10,637,943
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	4,150	4,190,462
Northstar Group Services, Inc.:
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	10,598	10,635,173
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	1,925	1,922,594
		$ 43,674,203
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	8,186	$ 8,182,730
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28	1,842	1,875,585

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30		2,500	$ 2,505,730
Live Nation Entertainment, Inc., Term Loan, 7.165%, (SOFR + 1.75%), 10/19/26		5,542	5,544,153
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28		13,458	13,466,007
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		10,970	10,997,369
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		7,161	7,183,516
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,592	998,184
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	463,846
			$ 51,217,120
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,615	$ 3,613,180
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		10,199	10,190,941
			$ 13,804,121
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(12)		18,244	$ 2,006,820
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		30,700	30,858,289
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(11)		13,652	13,765,103
Nuvei Technologies Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/19/30		8,279	8,303,053
Walker & Dunlop, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 12/16/28		12,756	12,804,211
WEX, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 3/31/28		1,261	1,264,766
			$ 69,002,242
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 10/1/25		6,508	$ 6,296,611
Badger Buyer Corp., Term Loan, 8.93%, (SOFR + 3.50%), 9/30/24		4,750	4,603,372
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29		6,230	5,326,757
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,596,999
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		4,667	4,677,408
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29		7,953	7,979,620
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	8,400	8,933,665
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	5,050	5,285,908
Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,026,254
			$ 47,726,594
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		20,020	$ 20,098,689
			$ 20,098,689
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		8,977	$ 8,943,588
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28		21,148	21,052,255
Medline Borrower LP, Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28		7,806	7,835,288
			$ 37,831,131
Health Care Providers & Services — 4.2%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28		13,612	$ 13,680,137
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		17,497	15,135,107
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		534	550,319
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		819	843,554
Term Loan, 0.00%, 11/23/27(12)		7,208	1,946,242
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		4,685	4,348,042
Cerba Healthcare SAS:
Term Loan, 7.548%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	17,432,337
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,225	7,628,940
CHG Healthcare Services, Inc., Term Loan, 9.091%, (SOFR + 3.75%), 9/29/28(11)		4,190	4,213,590
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(12)		9,853	4,113,653

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Elsan SAS, Term Loan, 7.186%, (1 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	$ 4,348,447
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		4,031	4,048,066
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	4,100	4,350,227
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		10,574	10,616,450
Medical Solutions Holdings, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28		13,675	12,156,617
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 11/1/29		9,500	7,671,250
Mehilainen Yhtiot OYJ, Term Loan, 7.88%, (3 mo. EURIBOR + 4.00%), 8/8/25	EUR	6,025	6,466,778
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28		1,402	1,100,517
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28		334	305,145
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(11)		12,189	11,145,026
Term Loan - Second Lien, 12.659%, (SOFR + 7.25%), 3/2/29		5,525	4,901,134
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31		8,300	8,329,830
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		16,690	16,585,687
R1 RCM, Inc., Term Loan, 8.327%, (SOFR + 3.00%), 6/21/29		2,294	2,306,222
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31		7,025	7,033,781
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	7,051,229
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		35,546	35,664,163
Sound Inpatient Physicians:
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		197	114,675
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		2,310	1,345,393
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,257,029
Term Loan, 12/23/30(10)	EUR	5,250	5,623,847
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28		5,083	5,097,419
U.S. Anesthesia Partners, Inc., Term Loan, 9.692%, (SOFR + 4.25%), 10/1/28		4,992	4,842,379
			$ 233,253,232
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 1.2%
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		1,799	$ 1,805,310
Cotiviti Corp., Term Loan, 2/21/31(10)		9,600	9,628,003
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27		14,389	14,476,664
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		7,597	6,433,969
Term Loan - Second Lien, 12.18%, (SOFR + 6.75%), 12/17/29		8,775	6,087,656
Project Ruby Ultimate Parent Corp., Term Loan, 8.93%, (SOFR + 3.50%), 3/10/28		3,475	3,484,410
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27		12,861	12,244,519
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25		9,898	9,905,949
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29		3,275	3,297,516
			$ 67,363,996
Hotels, Restaurants & Leisure — 4.6%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30		32,485	$ 32,545,436
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31		22,475	22,538,200
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28		26,623	26,739,282
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		20,104	20,170,932
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29		19,750	19,822,455
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		31,671	31,769,596
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	22,738,630
Light & Wonder International, Inc., Term Loan, 8.071%, (SOFR + 2.75%), 4/14/29		7,388	7,409,663
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		14,888	14,986,318
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		3,457	3,459,414
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29		26,835	26,978,877
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28		19,348	19,367,566
Station Casinos LLC, Term Loan, 7.566%, (SOFR + 2.25%), 3/14/31		4,400	4,405,196
			$ 252,931,565

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28		18,477	$ 16,067,719
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		14,169	13,663,820
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		19,908	17,538,512
Term Loan, 6/29/28(10)		2,161	2,123,407
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		13,648	13,582,579
			$ 62,976,037
Household Products — 0.3%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27		5,385	$ 5,389,234
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		7,945	7,960,531
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		5,034	5,059,296
			$ 18,409,061
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		2,625	$ 2,625,546
Term Loan, 7.317%, (SOFR + 2.00%), 1/31/31		2,295	2,295,180
			$ 4,920,726
Industrial Conglomerates — 0.8%
Ammeraal Beltech Holding BV, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,838,677
Kohler Energy Co. LLC, Term Loan, 1/30/31(10)		22,475	22,552,269
Rain Carbon GmbH, Term Loan, 8.915%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,523,177
			$ 45,914,123
Insurance — 1.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30		13,833	$ 13,903,079
AmWINS Group, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 2/19/28		4,962	4,979,759
AssuredPartners, Inc., Term Loan, 2/14/31(10)		14,575	14,646,053
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,485,067
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		19,660	19,778,940
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(10)		2,500	$ 2,522,812
USI, Inc., Term Loan, 8.552%, (SOFR + 3.25%), 9/27/30		4,478	4,495,688
			$ 65,811,398
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	4,800	$ 5,134,237
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		893	895,715
Buzz Finco LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		1,951	1,957,925
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		435	437,232
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		5,110	5,077,896
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,383,571
Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26		13,835	13,869,602
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27		6,450	6,444,627
			$ 36,200,805
IT Services — 3.7%
Asurion LLC:
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		9,013	$ 8,777,741
Term Loan, 9.666%, (SOFR + 4.25%), 8/19/28		7,064	6,908,336
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28		15,790	14,439,387
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/20/29		2,375	2,147,705
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28		29,622	28,765,310
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27		3,567	3,412,183
Go Daddy Operating Co. LLC, Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29		46,225	46,280,942
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28		31,434	31,527,800
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28		14,279	14,285,107
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28		9,976	10,075,383
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28		25,942	12,452,022
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		12,853	12,916,895

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
team.blue Finco SARL:
Term Loan, 7.062%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	$ 11,798,880
Term Loan, 3/30/28(10)	EUR	1,500	1,587,293
			$ 205,374,984
Leisure Products — 0.3%
Fender Musical Instruments Corp., Term Loan, 9.418%, (SOFR + 4.00%), 12/1/28		2,251	$ 2,234,515
Hayward Industries, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 5/30/28		9,008	9,020,683
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30		7,525	7,553,219
			$ 18,808,417
Life Sciences Tools & Services — 1.6%
Avantor Funding, Inc., Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	10,855	$ 11,623,789
Cambrex Corp., Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		324	313,020
Catalent Pharma Solutions, Inc.:
Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28		1,019	1,018,818
Term Loan, 8.315%, (SOFR + 3.00%), 2/22/28		2,650	2,664,906
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(11)		17,179	16,361,297
ICON Luxembourg SARL, Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		24,178	24,289,536
LGC Group Holdings Ltd., Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,101,970
Loire Finco Luxembourg SARL, Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		1,117	1,098,179
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27		3,416	3,431,408
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		6,024	6,051,882
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26		14,828	14,823,514
			$ 87,778,319
Machinery — 4.8%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28		21,873	$ 21,965,530
Ali Group North America Corp., Term Loan, 7.43%, (SOFR + 2.00%), 7/30/29		11,951	12,006,198
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		13,302	13,061,302
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30		11,409	$ 11,066,370
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29		4,889	4,840,518
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30		17,288	17,345,746
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29		10,003	10,047,059
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28		24,083	23,929,841
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		3,990	4,005,318
Delachaux Group SA, Term Loan, 8.115%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	6,257	6,732,717
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30		7,511	7,533,255
Engineered Machinery Holdings, Inc.:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,603	11,329,805
Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		12,941	12,960,346
Term Loan - Second Lien, 11.571%, (SOFR + 6.00%), 5/21/29		2,000	1,997,500
Filtration Group Corp., Term Loan, 9.68%, (SOFR + 4.25%), 10/21/28		8,927	8,981,654
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28		4,127	4,124,206
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,074,804
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28		11,522	11,537,009
Pro Mach Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 8/31/28		2,791	2,806,095
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.402%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	990	1,064,920
Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		6,399	6,451,565
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		12,331	12,414,319
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29		8,275	8,326,719
TK Elevator Midco GmbH, Term Loan, 7.926%, (3 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	9,166,766
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,387,897
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		12,980	13,039,487
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,433,637
			$ 264,630,583

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Media — 0.7%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28		5,660	$ 5,702,342
Gray Television, Inc., Term Loan, 8.442%, (SOFR + 3.00%), 12/1/28		1,019	960,573
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25		5,146	4,258,459
iHeartCommunications, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26		2,365	2,073,380
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		6,134	5,728,691
Univision Communications, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 3/15/26		18,095	18,127,197
			$ 36,850,642
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30		17,761	$ 17,916,269
Dynacast International LLC:
Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25		15,104	14,493,104
Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		3,018	2,248,592
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		16,232	16,022,459
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		5,785	5,814,283
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31		5,317	5,332,328
			$ 61,827,035
Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLP, Term Loan, 12/21/28(10)		11,500	$ 11,451,125
GIP II Blue Holding LP, Term Loan, 9.066%, (SOFR + 3.75%), 9/29/28		7,736	7,786,597
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30		8,532	8,549,897
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		29,032	29,125,798
Oxbow Carbon LLC, Term Loan, 9.413%, (SOFR + 4.00%), 5/10/30(11)		5,632	5,660,600
			$ 62,574,017
Pharmaceuticals — 1.4%
Aenova Holding GmbH, Term Loan, 8.328%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 990,760
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.848%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	13,000	13,906,557
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27		12,231	$ 10,309,188
Ceva Sante Animale:
Term Loan, 8.152%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	10,300	11,066,154
Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		4,175	4,207,615
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28		6,956	7,004,478
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28		3,434	3,846,213
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		19,462	21,294,455
PharmaZell GmbH, Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,907,355
Recipharm AB, Term Loan, 6.865%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	2,725	2,856,842
			$ 77,389,617
Professional Services — 3.2%
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		3,590	$ 3,578,971
Apleona Holding GmbH, Term Loan, 6.564%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	7,525	7,951,815
CoreLogic, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		14,027	13,583,067
Term Loan - Second Lien, 11.93%, (SOFR + 6.50%), 6/4/29		1,200	1,090,500
Corporation Service Co., Term Loan, 8.066%, (SOFR + 2.75%), 11/2/29		3,970	3,984,557
Crisis Prevention Institute, Inc., Term Loan, 10.043%, (SOFR + 4.75%), 4/9/31		3,025	3,042,016
EAB Global, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 8/16/28		14,320	14,370,239
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		20,495	16,671,907
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27		5,857	5,865,952
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		7,225	7,261,125
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30		4,080	4,073,764
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		7,970	7,505,444
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27		9,205	9,275,720
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(10)	EUR	15,075	16,110,169

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31	10,250	$ 10,341,819
Trans Union LLC, Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	31,546	31,626,528
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	9,089	9,040,736
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	11,675	11,741,396
		$ 177,115,725
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25	543	$ 543,643
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	6,628	6,644,218
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30	6,360	6,383,611
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	7,964	7,994,155
Homeserve USA Holding Corp., Term Loan, 8.319%, (SOFR + 3.00%), 10/21/30	9,500	9,541,562
RE/MAX International, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 7/21/28	16,168	15,304,856
		$ 46,412,045
Road & Rail — 1.9%
Avis Budget Car Rental LLC:
Term Loan, 7.18%, (SOFR + 1.75%), 8/6/27	30,084	$ 29,896,424
Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	2,986	2,979,975
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	17,019	15,737,905
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	3,298	3,054,808
Term Loan, 9.065%, (SOFR + 3.75%), 6/30/28	7,531	6,950,603
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	46,208	46,549,519
		$ 105,169,234
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	6,315	$ 6,320,334
Term Loan - Second Lien, 10.914%, (SOFR + 5.60%), 2/1/30	6,650	6,594,586
Bright Bidco BV, Term Loan, 14.33%, (SOFR + 9.00%), 6.33% cash, 8.00% PIK, 10/31/27	3,814	1,153,602
MaxLinear, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/23/28	2,955	2,940,580
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29		19,965	$ 20,023,010
Synaptics, Inc., Term Loan, 7.835%, (SOFR + 2.25%), 12/2/28		2,742	2,742,982
			$ 39,775,094
Software — 11.3%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		43,551	$ 43,918,033
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28		10,323	5,264,552
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28		2,343	2,307,632
Term Loan, 2/25/28(10)		4,972	4,872,623
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		20,170	5,714,869
Banff Merger Sub, Inc.:
Term Loan, 8.348%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	1,907	2,049,449
Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28		3,544	3,570,559
Cegid Group SAS, Term Loan, 7.641%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	6,150	6,585,881
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		19,825	19,923,362
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28(11)		9,427	9,436,672
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(11)		4,466	4,470,728
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		23,836	23,746,517
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		2,950	2,846,750
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		5,016	4,898,106
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28		15,386	14,760,944
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		10,860	10,887,494
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28		16,092	16,174,945
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30		15,683	15,771,716
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27		34,420	34,603,915
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27		6,135	6,176,801
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		12,377	11,899,549

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29		1,176	$ 1,178,424
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28		12,930	12,364,256
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28		10,844	8,259,388
IGT Holding IV AB:
Term Loan, 7.052%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,627,040
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		3,994	4,011,973
iSolved, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 10/15/30		5,162	5,178,194
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		3,870	3,599,330
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		14,659	7,448,490
Marcel LUX IV SARL:
Term Loan, 8.335%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	8,650	9,277,441
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		28,251	28,410,300
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28		5,175	5,165,323
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29		29,628	29,731,047
Mosel Bidco SE:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,957,395
Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30		2,575	2,589,484
N-Able International Holdings II LLC, Term Loan, 8.355%, (SOFR + 2.75%), 7/19/28		1,258	1,259,942
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		23,174	23,271,336
Polaris Newco LLC:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,434	8,621,734
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		2,927	2,910,134
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28		21,629	21,734,689
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		16,495	11,670,512
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28		10,663	10,294,911
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28		11,692	9,217,047
Sabre GLBL, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		5,850	5,127,833
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		3,734	3,273,117
Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		3,513	3,093,339
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.416%, (SOFR + 5.00%), 6/30/28		1,000	$ 885,000
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28		10,283	8,286,739
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27		18,345	18,399,483
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29		22,993	23,098,632
Turing Midco LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/24/28		461	457,813
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		35,095	35,297,491
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25		30,069	27,701,285
Vision Solutions, Inc.:
Term Loan, 11.75%, (U.S. (Fed) Prime Rate + 3.25%), 4/24/28		33,149	33,081,664
Term Loan - Second Lien, 12.841%, (SOFR + 7.25%), 4/23/29		1,500	1,411,875
			$ 624,773,758
Specialty Retail — 2.1%
Belron Luxembourg SARL, Term Loan, 6.347%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,836,172
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(11)	EUR	6,681	7,146,531
Etraveli Holding AB, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	7,844	8,418,245
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		27,181	27,221,626
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27		17,787	17,822,560
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29		2,626	2,634,444
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31		18,044	18,078,218
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		4,104	4,093,709
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		15,783	15,842,131
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		12,164	12,000,159
			$ 117,093,795
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 8,632,704
			$ 8,632,704

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		8,460	$ 8,492,599
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.315%, (SOFR + 2.00%), 6/22/28		40,726	40,840,846
Beacon Roofing Supply, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 5/19/28		5,337	5,356,968
Core & Main LP, Term Loan, 7.568%, (SOFR + 2.25%), 2/9/31		3,691	3,709,204
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		7,189	7,236,049
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(11)		12,400	12,508,500
Patagonia Bidco Ltd., Term Loan, 10.473%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,518,415
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,401,423
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		38,309	34,003,670
SRS Distribution, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 6/2/28		4,961	4,998,639
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		4,234	4,269,640
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30		11,769	11,885,470
			$ 162,221,423
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		14,832	$ 14,835,796
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27		14,799	14,151,285
SBA Senior Finance II LLC, Term Loan, 7.32%, (SOFR + 2.00%), 1/25/31		7,275	7,307,737
			$ 36,294,818
Total Senior Floating-Rate Loans (identified cost $4,686,718,635)			$4,542,284,327

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	132,996,037	$ 132,996,037
Total Short-Term Investments (identified cost $132,996,037)		$ 132,996,037
Total Investments — 99.3% (identified cost $5,742,243,961)		$5,513,151,680
Less Unfunded Loan Commitments — (0.2)%		$ (10,940,092)
Net Investments — 99.1% (identified cost $5,731,303,869)		$5,502,211,588
Other Assets, Less Liabilities — 0.9%		$ 49,627,359
Net Assets — 100.0%		$5,551,838,947
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $753,226,490 or 13.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Affiliated company (see Note 7).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $7,863,793. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	292,775,639	EUR	270,766,698	Standard Chartered Bank	5/3/24	$ 3,813,269	$ —
GBP	787,159	USD	994,480	Citibank, N.A.	5/31/24	—	(10,741)
USD	30,673,878	EUR	28,150,000	Bank of America, N.A.	5/31/24	598,723	—
USD	30,685,639	EUR	28,166,992	Bank of America, N.A.	5/31/24	592,330	—
USD	28,164,855	EUR	25,855,000	Bank of America, N.A.	5/31/24	541,652	—
USD	26,150,837	EUR	24,000,000	Bank of America, N.A.	5/31/24	509,496	—
USD	31,187,938	EUR	28,620,000	State Street Bank and Trust Company	5/31/24	610,639	—
USD	30,683,615	EUR	28,166,000	State Street Bank and Trust Company	5/31/24	591,365	—
USD	30,694,668	EUR	28,180,000	State Street Bank and Trust Company	5/31/24	587,460	—
USD	14,078,340	GBP	11,092,000	HSBC Bank USA, N.A.	5/31/24	216,295	—
USD	14,081,586	GBP	11,091,179	State Street Bank and Trust Company	5/31/24	220,566	—
USD	289,883,480	EUR	270,766,698	Standard Chartered Bank	6/4/24	551,657	—
USD	71,085,979	EUR	65,476,069	State Street Bank and Trust Company	6/28/24	1,045,861	—
						$9,879,313	$(10,741)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $5,595,962,424)	$ 5,369,215,551
Affiliated investments, at value (identified cost $135,341,445)	132,996,037
Cash	23,796,905
Deposits for derivatives collateral — forward foreign currency exchange contracts	6,810,000
Foreign currency, at value (identified cost $45,417,258)	44,981,760
Interest receivable	34,633,007
Dividends receivable from affiliated investments	547,807
Receivable for investments sold	55,663,106
Receivable for open forward foreign currency exchange contracts	9,879,313
Prepaid upfront fees on notes payable	843,353
Trustees' deferred compensation plan	290,876
Other receivables	2,084,589
Prepaid expenses	116,527
Total assets	$5,681,858,831
Liabilities
Cash collateral due to brokers	$ 6,810,000
Payable for investments purchased	118,776,132
Payable for open forward foreign currency exchange contracts	10,741
Payable to affiliates:
Investment adviser fee	2,299,994
Trustees' fees	9,042
Trustees' deferred compensation plan	290,876
Accrued expenses	1,823,099
Total liabilities	$ 130,019,884
Net Assets applicable to investors' interest in Portfolio	$5,551,838,947

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 1,089,319
Dividend income from affiliated investments	3,281,446
Interest income	253,949,016
Other income	4,183,700
Total investment income	$ 262,503,481
Expenses
Investment adviser fee	$ 14,065,972
Trustees’ fees and expenses	54,250
Custodian fee	602,440
Legal and accounting services	334,888
Interest expense and fees	811,010
Miscellaneous	211,764
Total expenses	$ 16,080,324
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 95,440
Total expense reductions	$ 95,440
Net expenses	$ 15,984,884
Net investment income	$ 246,518,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (109,391,603)
Foreign currency transactions	(92,455)
Forward foreign currency exchange contracts	(1,377,053)
Net realized loss	$(110,861,111)
Change in unrealized appreciation (depreciation):
Investments	$ 202,576,036
Foreign currency	(1,337,836)
Forward foreign currency exchange contracts	1,793,443
Net change in unrealized appreciation (depreciation)	$ 203,031,643
Net realized and unrealized gain	$ 92,170,532
Net increase in net assets from operations	$ 338,689,129

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 246,518,597	$ 537,269,640
Net realized loss	(110,861,111)	(335,324,412)
Net change in unrealized appreciation (depreciation)	203,031,643	471,089,099
Net increase in net assets from operations	$ 338,689,129	$ 673,034,327
Capital transactions:
Contributions	$ 133,712,330	$ 308,512,496
Withdrawals	(682,336,605)	(3,320,903,248)
Net decrease in net assets from capital transactions	$ (548,624,275)	$(3,012,390,752)
Net decrease in net assets	$ (209,935,146)	$(2,339,356,425)
Net Assets
At beginning of period	$ 5,761,774,093	$ 8,101,130,518
At end of period	$5,551,838,947	$ 5,761,774,093

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.58% (1)(2)	0.58% (2)	0.54% (2)	0.56%	0.59%	0.55%
Net investment income	8.91% (1)	8.21%	4.39%	3.51%	4.17%	5.09%
Portfolio Turnover	15% (3)	19%	27%	26%	28%	16%
Total Return	6.25% (3)	10.63%	(3.32)%	7.80%	1.18%	1.64%
Net assets, end of period (000’s omitted)	$5,551,839	$5,761,774	$8,101,131	$8,986,782	$5,649,501	$7,966,641
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $14,065,972 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $95,440 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2024, EVM reimbursed the Portfolio $6,584 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $824,833,836 and $1,095,608,641, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,735,738,397
Gross unrealized appreciation	$ 64,280,088
Gross unrealized depreciation	(287,938,325)
Net unrealized depreciation	$ (223,658,237)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $10,741. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$9,879,313	$(10,741)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 2,242,201	$ —	$ —	$ (1,700,000)	$ 542,201
HSBC Bank USA, N.A.	216,295	—	(154,596)	—	61,699
Standard Chartered Bank	4,364,926	—	—	(2,530,000)	1,834,926
State Street Bank and Trust Company	3,055,891	—	—	(2,580,000)	475,891
	$9,879,313	$ —	$(154,596)	$(6,810,000)	$2,914,717

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(10,741)	$ —	$ —	$ —	$(10,741)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,377,053)	$1,793,443
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $904,348,000.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $573,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2024 is $843,353 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2024.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $132,996,037, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$ 0	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Short-Term Investments
Liquidity Fund	143,913,942	792,643,826	(803,561,731)	—	—	132,996,037	3,281,446	132,996,037
Total				$ —	$ —	$132,996,037	$3,281,446
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 248,471,740	$ —	$ 248,471,740
Common Stocks	321,220	49,534,187	1,025,305	50,880,712
Corporate Bonds	—	520,635,384	—	520,635,384
Exchange-Traded Funds	17,883,480	—	—	17,883,480
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,502,420,368	28,923,867	4,531,344,235
Short-Term Investments	132,996,037	—	—	132,996,037
Total Investments	$ 151,200,737	$ 5,321,061,679	$ 29,949,172	$ 5,502,211,588
Forward Foreign Currency Exchange Contracts	$ —	$ 9,879,313	$ —	$ 9,879,313
Total	$ 151,200,737	$ 5,330,940,992	$ 29,949,172	$ 5,512,090,901
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,741)	$ —	$ (10,741)
Total	$ —	$ (10,741)	$ —	$ (10,741)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of
Eaton Vance Floating-Rate Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024